Shareholder Fees - MCI - Victory INCORE Investment Grade Convertible Fund - Member Class	Mar. 01, 2021
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none